13F-HR

05/17/10

0001103804
dk2hcr*f

NONE
1

Eric Komitee
203-863-5062

Ekomitee@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, CT 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5062

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, CT, May 17, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    59

Form 13F Information Table Value Total: 9,025,289
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                TITLE OF          VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  CLASS     Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
ACE Ltd.                        SHS       H0023R105 208509   3986800  SH       SOLE            3986800
Agrium Inc                      COM       008916108 99235    1405000  SH       SOLE            1405000
Autodesk Inc                    COM       052769106 159039   5405829  SH       SOLE            5405829
Baker Hughes Inc                COM       057224107 192915   4118600  SH       SOLE            4118600
Banco Santander Brasil SA-ADS ADSREP 1UNIT05967A107 45332    3647000  SH       SOLE            3647000
Bank of America Corp.           COM       060505104 390115   21855200 SH       SOLE            21855200
Beckman Coulter Inc.            COM       075811109 32696    520650   SH       SOLE            520650
Biovail Corp                    COM       09067J109 41672    2484973  SH       SOLE            2484973
CapitalOne Financial            COM       14040H105 5388     130125   SH       SOLE            130125
Chicago Mercantile Exchange     COM       12572Q105 219253   693600   SH       SOLE            693600
Cigna Corp.                     COM       125509109 171620   4691656  SH       SOLE            4691656
Colgate-Palmolive Co.           COM       194162103 115311   1352471  SH       SOLE            1352471
Comcast Corp CL A               CL A      20030N101 113697   6041300  SH       SOLE            6041300
CVS/Caremark Corp               COM       126650100 121766   3330604  SH       SOLE            3330604
Danaher Corp                    COM       235851102 182730   2286700  SH       SOLE            2286700
DaVita Inc.                     COM       23918K108 156652   2470854  SH       SOLE            2470854
Devon Energy Corporation        COM       25179M103 112133   1740400  SH       SOLE            1740400
Dollar General Corp             COM       256677105 62714    2483762  SH       SOLE            2483762
Express Scripts Inc - Cl A      COM       302182100 405047   3980419  SH       SOLE            3980419
Family Dollar Stores            COM       307000109 28753    785400   SH       SOLE            785400
Flowserve Corporation           COM       34354P105 198993   1804600  SH       SOLE            1804600
Frontline LTD                   SHS       G3682E127 59596    1945689  SH       SOLE            1945689
Goodrich Corporation            COM       382388106 250034   3545577  SH       SOLE            3545577
Google Inc.                     CL A      38259P508 240752   424600   SH       SOLE            424600
Halliburton Company             COM       406216101 124795   4141900  SH       SOLE            4141900
Health Mgmt Associates Inc-A    CL A      421933102 75002    8721250  SH       SOLE            8721250
Hess Corp                       COM       42809H107 193154   3088000  SH       SOLE            3088000
Hewlett-Packard Co.             COM       428236103 246892   4645200  SH       SOLE            4645200
Illumina Inc.                   COM       452327109 25518    656000   SH       SOLE            656000
Ingersoll-Rand PLC              SHS       G47791101 81180    2328100  SH       SOLE            2328100
Intermune Inc.                  COM       45884X103 10090    226400   SH       SOLE            226400
Invesco Limited                 SHS       G491BT108 696536   31790800 SH       SOLE            31790800
JP Morgan Chase & Co.           COM       46625H100 265792   5939500  SH       SOLE            5939500
Lennar Corp-CL A                CL A      526057104 28921    1680500  SH       SOLE            1680500
Lincare Holdings Inc            COM       532791100 48414    1078758  SH       SOLE            1078758
McKesson Corp.                  COM       58155Q103 11198    170400   SH       SOLE            170400
Mednax Inc                      COM       58502B106 68426    1175922  SH       SOLE            1175922
Metlife Inc.                    COM       59156R108 359875   8303533  SH       SOLE            8303533
ModusLink Global Solutions      COM       60786L107 1        146      SH       SOLE            146
News Corporation                CL A      65248E104 285603   19819800 SH       SOLE            19819800
NVR Inc                         COM       62944T105 22972    31621    SH       SOLE            31621
Oracle Corporation              COM       68389X105 186311   7252300  SH       SOLE            7252300
Owens Corning Inc.              COM       690742101 5035     197955   SH       SOLE            197955
Pall Corp                       COM       696429307 75786    1871729  SH       SOLE            1871729
Palm Inc                        COM       696643105 382      101798   SH       SOLE            101798
Pfizer Inc.                     COM       717081103 49836    2905900  SH       SOLE            2905900
PNC Bank Corp                   COM       693475105 112171   1878923  SH       SOLE            1878923
Psychiatric Solutions           COM       74439H108 48788    1637200  SH       SOLE            1637200
Qwest Comunications Int'l       COM       749121109 30886    5916995  SH       SOLE            5916995
Rockwell Collins Inc            COM       774341101 169188   2703126  SH       SOLE            2703126
Smithfield Foods Inc            COM       832248108 87918    4239059  SH       SOLE            4239059
The Sherwin-Williams Company    COM       824348106 204584   3022818  SH       SOLE            3022818
The Walt Disney Co.             COM DISNEY254687106 129942   3722200  SH       SOLE            3722200
Tyco International LTD          SHS       H89128104 398779   10425600 SH       SOLE            10425600
United Technologies Corporation COM       913017109 31004    421200   SH       SOLE            421200
Universal Health Services Inc   CL B      913903100 167161   4763800  SH       SOLE            4763800
Virgin Media Inc                COM       92769L101 65732    3808357  SH       SOLE            3808357
Visa Inc                        COM CL A  92826C839 883855   9709500  SH       SOLE            9709500
Wellpoint, Inc.                 COM       94973V107 219610   3411161  SH       SOLE            3411161

S REPORT SUMMARY 59 DATA RECORDS